FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 8,959	$ 41,044
Hedging instrument, liabilities	(201,906)	(107,506)
Derivative financial liabilities	(12)	(498)
Cross currency swap liability [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(184,631)	(106,305)
Derivative contracts [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	(12)	(498)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	31	61
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	8,098	33,511
Uruguay | Derivative contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(17,275)	(1,201)
Uruguay | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	31	61
Hedging instrument, assets	$ 861	$ 7,533